Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000203678
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Emerging Markets Equity Fund, Institutional Class Shares - $152146	MSCI Emerging Markets Index (Net) (USD) - $128044
Jan/19	$100000	$100000
Oct/19	$102800	$105599
Oct/20	$93889	$114313
Oct/21	$128042	$133701
Oct/22	$99906	$92218
Oct/23	$121273	$102177
Oct/24	$152146	$128044

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Institutional Class Shares	25.46%	8.16%	7.51%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 82,685,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 71
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Repurchase Agreement	0.6%
Indonesia	1.7%
Poland	1.7%
United Arab Emirates	1.9%
Thailand	2.3%
South Africa	2.5%
Mexico	2.6%
Saudi Arabia	2.8%
Brazil	4.9%
South Korea	11.3%
India	16.0%
Taiwan	17.4%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/
C000203679
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Emerging Markets Equity Fund, Investor Class Shares - $15048	MSCI Emerging Markets Index (Net) (USD) - $12804
Jan/19	$10000	$10000
Oct/19	$10290	$10560
Oct/20	$9372	$11431
Oct/21	$12751	$13370
Oct/22	$9923	$9222
Oct/23	$12009	$10218
Oct/24	$15048	$12804

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Investor Class Shares	25.30%	7.90%	7.31%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 82,685,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 71
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Repurchase Agreement	0.6%
Indonesia	1.7%
Poland	1.7%
United Arab Emirates	1.9%
Thailand	2.3%
South Africa	2.5%
Mexico	2.6%
Saudi Arabia	2.8%
Brazil	4.9%
South Korea	11.3%
India	16.0%
Taiwan	17.4%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/